SIMPSON THACHER & BARTLETT LLP
                              425 Lexington Avenue
                            New York, New York 10017



Tel:     (212) 455-2000
Fax:     (212) 455-2502


                                                     December 9, 2005


                  Re:   THE INDIA FUND, INC. (FILE NO. 811-08266)


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Sir/Madam:

     On behalf of The India Fund, Inc. (the "Fund"), pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, please find a Schedule 14A containing a preliminary proxy statement in connection with a special meeting of stockholders of the Fund transmitted via direct electronic transmission.

     If you have any questions in connection with this filing, please call Kathryn Gettles-Atwa (212-455-2195) of this firm.

                                     Very truly yours,

                                     /s/ Simpson Thacher & Bartlett LLP

                                     Simpson Thacher & Bartlett LLP